Equity	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
EQUITY

Note 21: - Equity

a.	share capital

	December 31, 2021		December 31, 2020
	Authorized	Outstanding	Authorized	Outstanding
Ordinary shares of NIS 1 par value	70,000,000	44,799,794	70,000,000	44,742,963

b.	Movement in share capital:

Issued and outstanding share capital:

Number of
shares

Balance as of January 1, 2020	40,353,101

Issue of shares	4,166,667
Exercise of options into shares	164,867
Vesting of restricted shares	58,328
Balance as of December 31, 2020	44,742,963

Issue of shares	-
Exercise of options into shares	4,293
Vesting of restricted shares	52,538

Balance as of December 31, 2021	44,799,794

Ordinary shares of NIS 1 par value

c.	Rights attached to Shares

Voting rights at the shareholders general meeting, rights to dividend, rights in case of liquidation of the Company and rights to nominate directors.

d.	Share options and restricted shares share units

During 2021 and 2020, 28,672 and 449,093 share options, respectively, were exercised, on a net exercise basis, into 4,293 and 164,867 ordinary shares of NIS 1 par value each and 52,538 and 58,328 restricted share units were vested, respectively. The total consideration from such exercise totaled $17 thousand for each of 2021 and 2020.

For additional information regarding options and restricted shares granted to employees and management in 2021, refer to Note 22 below.

e.	Capital management in the Company

The Company’s goals in its capital management are to preserve capital ratios that will ensure stability and liquidity to support business activity and create maximum value for shareholders.

f.	Issuance of ordinary shares by the Company

FIMI Opportunity Fund 6, L.P. and FIMI Israel Opportunity Fund 6, Limited Partnership (the “FIMI Funds”) purchased on November 21, 2019 5,240,956 ordinary shares at a price of $6.00, representing 12.99%. On February 10, 2020, the Company closed a private placement with FIMI Opportunity Fund 6, L.P. and FIMI Israel Opportunity Fund 6, Limited Partnership (the “FIMI Funds”), a then 12.99% stockholder of the Company. Pursuant to the private placement the Company issued 4,166,667 ordinary shares at a price of $6.00 per share, for an aggregate gross proceeds of $25,000 thousands. Upon closing of the private placement, the FIMI Funds ownership represents approximately 21% of the Company’s outstanding shares. Concurrently, the Company entered into a registration rights agreement with the FIMI Funds, pursuant to which the FIMI Funds are entitled to customary demand registration rights (effective six months following the closing of the transaction) and piggyback registration rights with respect to all shares held by FIMI Funds. Mr. Ishay Davidi, Ms. Lilach Asher Topilsky and Mr. Amiram Boehm, members of our board of directors, are executives of the FIMI Funds.